Investments (Tables)	3 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summarized financial information of MillerCoors
Summarized financial information for MillerCoors is as follows:
Condensed Balance Sheets

	As of
	March 31, 2016	December 31, 2015
	(In millions)
Current assets	$951.0	$800.5
Non-current assets	9,044.3	9,099.5
Total assets	$9,995.3	$9,900.0
Current liabilities	$1,002.8	$1,180.1
Non-current liabilities	1,346.7	1,407.0
Total liabilities	2,349.5	2,587.1
Noncontrolling interests	22.4	20.1
Owners' equity	7,623.4	7,292.8
Total liabilities and equity	$9,995.3	$9,900.0
The following represents our proportionate share in MillerCoors' equity and reconciliation to our investment in MillerCoors:

	As of
	March 31, 2016	December 31, 2015
	(In millions, except percentages)
MillerCoors owners' equity	$7,623.4	$7,292.8
MCBC economic interest	42%	42%
MCBC proportionate share in MillerCoors equity	3,201.8	3,063.0
Difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors(1)	(655.9)	(657.0)
Accounting policy elections	35.0	35.0
Investment in MillerCoors	$2,580.9	$2,441.0

(1)
Our net investment in MillerCoors is based on the carrying values of the net assets contributed to the joint venture which is less than our proportionate share of underlying equity (42%) of MillerCoors (contributed by both Coors Brewing Company ("CBC") and Miller Brewing Company ("Miller")). This basis difference, with the exception of certain non-amortizing items (goodwill, land, etc.), is being amortized as additional equity income over the remaining useful lives of the contributed long-lived amortizing assets.

Results of Operations

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Net sales	$1,816.1	$1,774.6
Cost of goods sold	(1,033.0)	(1,076.2)
Gross profit	$783.1	$698.4
Operating income(1)	$336.5	$309.3
Net income attributable to MillerCoors(1)	$335.3	$304.6

(1)
Results for the three months ended March 31, 2016, include special charges related to the planned closure of the Eden, North Carolina, brewery, including $35.9 million of accelerated depreciation in excess of normal depreciation associated with the brewery, and $1.0 million of other charges.

MCBC's proportional share in MillerCoors of net income reported under the equity method
The following represents our proportionate share in net income attributable to MillerCoors reported under the equity method of accounting:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions, except percentages)
Net income attributable to MillerCoors	$335.3	$304.6
MCBC economic interest	42%	42%
MCBC proportionate share of MillerCoors net income	140.8	127.9
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	1.1	1.1
Share-based compensation adjustment(1)	0.5	0.3
Equity income in MillerCoors	$142.4	$129.3

(1)
The net adjustment is to eliminate all share-based compensation impacts related to pre-existing SABMiller plc equity awards held by former Miller employees employed by MillerCoors, as well as to add back all share-based compensation impacts related to pre-existing MCBC equity awards held by former MCBC employees who transferred to MillerCoors.

Summary of transactions with MillerCoors
The following table summarizes our transactions with MillerCoors:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Beer sales to MillerCoors	$2.0	$2.8
Beer purchases from MillerCoors	$9.9	$9.1
Service agreement costs and other charges to MillerCoors	$0.7	$0.6
Service agreement costs and other charges from MillerCoors	$0.1	$0.4

Schedules of Consolidated Investments
The following summarizes the assets and liabilities of our consolidated VIEs (including noncontrolling interests):

	As of
	March 31, 2016		December 31, 2015
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Grolsch	$7.8	$3.8	$6.9	$3.3
Cobra U.K.	$33.6	$0.5	$30.2	$0.9